Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) (20-F) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand				$ 2,131,741	$ 5,487,035	$ 10,988,255
Total cash and cash equivalents	$ 3,277,074	$ 3,277,074	$ 3,234,640	2,131,741	5,487,035	10,988,255	$ 11,179,687
Loss for the year	$ (2,647,698)	$ (3,028,861)	$ (3,123,372)	(6,425,604)	(5,463,872)	(8,403,826)
Amortization and depreciation expenses				156,260	303,749	371,611
Impairment of intangible assets						544,694
Impairment of investments				500,000
Share-based payments expense				335,102	129,635	120,287
interest classified as investing cash flows				(25,850)	15,219
Net (profit) / loss on disposal of plant and equipment						(52,188)
Net (gains) / losses on liquidation of subsidiary					(527,049)
Net foreign exchange (gains) / losses				(92,518)	(128,360)	175,038
(Increase) / decrease in trade and other receivables				(517,383)	124,889	204,501
(Increase) / decrease in prepayments and other assets				(42,885)	14,843	103,488
Increase / (decrease) in trade and other payables				60,178	47,027	60,120
Increase / (decrease) in provisions				(20,482)	(122,176)	62,636
Net cash flows from / (used in) operating activities				(6,073,182)	(5,636,533)	(6,813,639)
Total facilities - Credit cards				95,714	183,770	306,128
Facilities used as at reporting date - Credit cards				(6,516)	(12,031)	(12,428)
Facilities unused as at reporting date - Credit cards				$ 89,198	$ 171,739	$ 293,700